UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22374

Nuveen Mortgage Opportunity Term Fund 2

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JMT

Nuveen Mortgage Opportunity Term Fund 2
Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 134.0% (94.6% of Total Investments)

	MORTGAGE-BACKED SECURITIES – 134.0% (94.6% of Total Investments)

	Residential – 134.0%

$1,085	Ares Collateralized Loan Obligation, Series 2012-2A	3.331%	10/12/23	A	$1,058,278
2,000	Argent Securities Inc., Asset-Backed Pass-Through Certificates, Series 2005-W2	0.929%	10/25/35	B1	1,600,534
2,676	Asset Backed Funding Corporation, Asset-Backed Certificates Series 2006-OPT1	0.679%	9/25/36	CCC	1,801,783
505	Babson CLO Limited, Series 2012-2A	4.218%	5/15/23	BBB	473,597
695	Banc of America Alternative Loan Trust, Pass-Through Certificates, Series 2006-6	6.000%	7/25/46	Caa3	560,490
1,122	Banc of America Funding Corporation, Mortgage Pass-Through Certificates, Series 2006-G	0.729%	7/20/36	Ba1	1,033,999
925	Banc of America Merrill Lynch Large Loan Inc., Commercial Mortgage Pass-Through Certificates, Series 2015-200P	3.716%	4/14/33	BB–	771,909
753	Banc of America Mortgage Securities Inc, Mortgage Pass-Through Certificates, Series 2007-1	6.000%	3/25/37	Caa3	679,093
600	Bank of America Commercial Mortgage Inc. , Commercial Mortgage Pass-Through Certificates, Series 2006-1	5.585%	9/10/45	Baa3	598,503
225	Bank of America Funding Corporation, Mortgage Pass-Through Certificates, Series 2007-C	2.860%	5/20/36	Caa2	211,084
1,906	Bank of America Funding Trust, 2007-A 2A1	0.599%	2/20/47	CCC	1,525,610
2,234	BCAP LLC Trust, Mortgage Pass-Through Certificates, Series 2006-AA2	0.609%	1/25/37	Caa3	1,764,214
1,746	BCAP LLC Trust, Mortgage Pass-Through Certificates, Series 2007 AA1 2A1	0.619%	3/25/37	Caa3	1,447,081
777	Bear Stearns Adjustable Rate Mortgage Trust 2005-3	2.978%	6/25/35	Caa2	714,716
249	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2006-2	2.798%	7/25/36	D	209,466
1,574	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2006-4	2.738%	10/25/36	D	1,332,811
400	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates Series 2005-12	2.663%	2/25/36	Caa3	332,269
1,560	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates Series 2005-12	2.731%	2/25/36	Caa3	1,387,496
699	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates, Series 2007-1	2.930%	2/25/47	D	570,109
1,567	Bear Stearns Alt-A Trust, Mortgage Pass-Through Certificates, Series 2006-8	2.774%	8/25/46	Ca	1,162,165
650	Bear Stearns Commercial Mortgage Securities Trust, Pass-Through Certificates 2007-WR16	5.720%	6/11/40	B1	621,462
900	Carlyle Global Market Strategies, Collateralized Loan Obligations, Series 2012-3A	5.130%	10/04/24	BBB	889,020
2,000	Carrington Mortgage Loan Trust, Asset Backed Pass-Through Certificates, Series 2005-NC5	0.919%	10/25/35	BB–	1,733,657
1,782	Carrington Securities LP, Mortgage Loan Trust Asset-Backed Pass-Through Certificates Series 2007-HE1	0.589%	6/25/37	Caa1	1,592,537
615	CDGJ Commercial Mortgage Trust, Mortgage Pass-Through Certificates, Series 2014-BXCH	4.683%	12/15/27	BB–	611,038
1,594	Chaseflex Trust Series 2007-2	0.719%	5/25/37	CCC	1,392,251
825	CIFC Funding Limited, Series 2012-2A, 144A	3.336%	12/05/24	A	802,760
398	Citicorp Mortgage Securities Inc., CitiMortgage Alternative Loan Trust, Senior and Subordinated REMIC Pass-Through Certificates, Series 2007-A6	6.000%	6/25/37	Caa3	340,516
210	Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-GC29	3.110%	4/10/48	BBB–	133,974
150	Citigroup Mortgage Loan Inc., Mortgage Pass-Through Certificates, Series 2006- AR2	2.925%	3/25/36	Caa3	135,970
208	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2005-3	2.944%	8/25/35	Caa2	191,937

Nuveen Investments	1

JMT	Nuveen Mortgage Opportunity Term Fund 2
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Residential (continued)

$2,235	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2007-AR1	0.659%	1/25/37	CCC	$1,554,906
427	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2007-AR8	2.852%	7/25/37	Caa3	397,487
255	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-AR7	2.734%	11/25/36	D	209,516
1,180	Commercial Mortgage Pass-Through Certificates Series 2012-CR4, 144A	4.573%	10/15/45	BBB	1,128,915
350	Core Industrial Trust, Series 2015-CALW	3.850%	2/10/34	B	307,408
656	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2005-63	2.765%	11/25/35	Ca	526,212
472	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-25CB	1.039%	10/25/36	Ca	320,708
1,364	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-6CB	5.750%	5/25/36	Ca	1,031,778
528	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-6CB	5.500%	5/25/36	Ca	395,781
1,400	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-19	6.000%	8/25/37	D	1,090,351
546	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-3T1	6.000%	4/25/37	Ca	415,183
1,589	Countrywide Alternative Loan Trust, Securitization Pass-Through Certificates Series 2007-HY7C A1	0.579%	8/25/37	Ca	1,308,977
622	Countrywide Alternative Trust, Mortgage Pass-Through Certificates, Series 2007-18CB	0.909%	8/25/37	D	398,428
1,723	Countrywide CHL Mortgage Pass-Through Trust 2006-HYB1	2.675%	3/20/36	Ca	1,471,895
1,301	Countrywide Home Loans Mortgage Pass-Through Certificates, Series 2005-HYB7	2.635%	11/20/35	Caa3	1,153,086
197	Countrywide Home Loans Mortgage Pass-Through Trust Certificates Series 2007-HY5	4.681%	9/25/37	D	179,289
1,660	Countrywide Home Loans Mortgage Pass-Through Trust, Series 2007-HY1 1A1	3.020%	4/25/37	D	1,553,357
1,227	Countrywide Home Loans, Mortgage Pass-Through Trust Series 2007-HY04	2.754%	9/25/47	D	1,095,841
1,183	Credit Suisse Adjustable Rate Mortgage Trust 2005-9	0.709%	11/25/35	BBB+	1,065,010
1,529	Credit Suisse Adjustable Rate Mortgage Trust 2006-3, Pass-Through Certificates	0.559%	8/25/36	CCC	887,105
237	Credit Suisse Adjustable Rate Mortgage Trust 2007-2	0.649%	6/25/37	Caa2	201,897
480	Credit Suisse First Boston Mortgage Acceptance Corporation, Adjustable Rate Mortgage-Backed Pass-Through Certificates, Series 2005-12	2.996%	3/25/36	Caa3	365,708
298	Credit Suisse First Boston Mortgage Securities Corporation, Adjustable Rate Mortgage-Backed Pass-Through Certificates, Series 2006-2	3.215%	5/25/36	D	274,196
620	CSAIL Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C1	3.944%	4/15/50	BBB–	466,757
1,400	CSAIL Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C3	4.361%	8/15/48	BBB–	982,599
455	Fannie Mae Connecticut Avenue Securities, Series 2014-C02	3.039%	5/25/24	N/R	410,809
1,200	Fannie Mae Connecticut Avenue Securities, Series 2014-C04	5.339%	11/25/24	N/R	1,210,250
745	Fannie Mae Connecticut Avenue Securities, Series 2013-C01	5.689%	10/25/23	N/R	772,407
977	Fannie Mae, Connecticut Ave Securities, Series 2015-C04	6.139%	4/25/28	N/R	988,717
1,090	Fannie Mae, Connecticut Avenue Securities, Series 2014-C03	3.439%	7/25/24	N/R	1,001,354
1,390	Fannie Mae, Connecticut Avenue Securities, Series 2015-C01	4.989%	2/25/25	N/R	1,406,056
460	Fannie Mae, Connecticut Avenue Securities, Series 2015-C01	4.739%	2/25/25	N/R	459,766
1,575	Fannie Mae, Connecticut Avenue Securities, Series 2015-C02	4.439%	5/25/25	N/R	1,531,941
385	Fannie Mae, Connecticut Avenue Securities, Series 2015-C03	5.439%	7/25/25	N/R	387,148
709	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates Series 2006-FA3	6.000%	7/25/36	Ca	562,559
382	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2007-FA2	5.500%	4/25/37	D	266,978
1,646	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates, Series 2006-FA8	0.939%	2/25/37	Caa3	773,956
1,499	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates Series 2005-A7	2.477%	9/25/35	Caa2	1,286,169

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Residential (continued)

$421	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates, Series 2005-FA10	1.239%	1/25/36	Caa2	$266,942
1,028	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates, Series 2006-AA2	2.672%	5/25/36	Ca	819,135
224	First Horizon Mortgage Pass-Through Certificates Trust, Series 2007-AR1	3.058%	5/25/37	D	176,357
119	First Horizon Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2007-AR2	2.750%	8/25/37	D	93,635
2,180	Freddie Mac Collateralized Mortgage REMIC Series 4338, (I/O)	2.569%	6/25/42	Aaa	326,638
535	Freddie Mac Mortgage Trust, Multifamily Mortgage-Pass-Through Certificates, Series K720	3.506%	7/25/22	AAA	482,383
5,375	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K025, (I/O)	1.811%	11/25/40	Aaa	531,492
3,521	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K031, (I/O)	1.713%	7/25/41	Aaa	329,806
5,015	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K034, (I/O)	1.783%	9/25/41	Aaa	476,807
2,775	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K037, (I/O)	2.281%	1/25/42	Aaa	349,835
3,305	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K715, (I/O)	2.086%	2/25/41	Aaa	282,630
1,912	Freddie Mac Multifamily Structured Pass-Through Certificates Series KF01, (I/O)	2.035%	7/25/40	Aaa	189,029
1,300	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K013, (I/O)	2.909%	1/25/43	Aaa	150,584
4,579	Freddie Mac Multifamily Structures Pass-Through Certificates, Series 2011-K012, (I/O)	2.329%	1/25/41	Aaa	431,408
225	Freddie Mac Multifamily Trust, Structured Pass-Through Certificates, Series 2014-K37	4.713%	1/25/47	Aaa	214,977
4,885	Freddie Mac Structured Pass-Through Certificates, Series K711 X3, (I/O)	1.674%	8/25/40	Aaa	224,529
1,450	General Electric Capital Commercial Mortgage Corporation, Commercial Mortgage Pass-Through Certificates, Series 2007-C1	5.606%	12/10/49	Ba3	1,433,154
1,004	GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2005-AF2	6.000%	12/25/35	D	872,537
906	GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2006-AR1	3.313%	4/19/36	Caa3	812,606
439	Goldman Sachs GSAA Home Equity Trust, Series 2006-4 4A2	0.669%	3/25/36	Caa3	415,679
1,671	Goldman Sachs GSAA Home Equity Trust, Series 2007-8	0.889%	8/25/37	B3	1,487,112
384	Goldman Sachs Mortgage Securities Corporation, GSR Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2007-AR1	2.881%	3/25/47	D	315,432
2,184	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2006-AR1 2A4	3.012%	1/25/36	D	1,995,315
615	Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2014-GC20	4.867%	4/10/47	BBB–	478,793
566	Government National Mortgage Association Pool, (I/O)	4.500%	10/20/39	Aaa	55,977
750	Gramercy Park CLO Limited, Series 2012-1AR	3.583%	7/17/23	A	738,010
609	GSAA Home Equity Trust Series 2007-5	0.539%	3/25/47	Caa3	309,342
808	GSAA Home Equity Trust Series 2007-5	5.788%	3/25/47	Caa3	508,042
343	GSR Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2007-AR2	3.111%	5/25/37	D	278,836
1,371	HarborView Mortgage Loan Trust 2006-12	0.676%	12/19/36	Ca	933,373
1,200	Hilton USA Trust, Commercial Mortgage Pass-Through Certificates, Series 2013-HLT, 144A	4.453%	11/05/30	Ba1	1,207,061
1,807	HomeBanc Mortgage Trust, Mortgage Backed Notes 2005-5	0.696%	1/25/36	Caa1	1,545,640
1,261	HomeBanc Mortgage Trust, Mortgage Backed Notes 2006-2	0.619%	12/25/36	B3	1,100,012
726	IndyMac INDA Mortgage Loan Trust, Series 2007-AR3	4.803%	7/25/37	Caa2	623,473
170	IndyMac INDX Mortgage Loan Trust 2006 AR25	2.994%	9/25/36	Ca	124,045
1,055	IndyMac INDX Mortgage Loan Trust, Series 07-AR5	3.304%	5/25/37	Ca	795,798
1,229	IndyMac INDX Mortgage Loan Trust, Series 2005-AR11	2.710%	8/25/35	Caa3	986,936
1,783	IndyMac INDX Mortgage Loan Trust, Series 2005-AR23	2.670%	11/25/35	Caa3	1,494,244
501	IndyMac INDX Mortgage Loan Trust, Series 2006-AR15	0.649%	7/25/36	Caa3	396,808
828	IndyMac INDX Mortgage Loan Trust, Series 2006-AR15	0.566%	7/25/36	Caa3	649,170
942	IndyMac INDX Mortgage Loan Trust, Series 2006-AR27	0.629%	10/25/36	CCC	609,092
423	IndyMac INDX Mortgage Loan Trust, Series 2006-AR35	0.609%	1/25/37	Caa3	338,983

Nuveen Investments	3

JMT	Nuveen Mortgage Opportunity Term Fund 2
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Residential (continued)

$782	IndyMac INDX Mortgage Loan Trust, Series 2006-AR39	0.619%	2/25/37	Caa3	$628,393
656	IndyMac INDX Mortgage Loan Trust, Series 2006-AR3	2.842%	3/25/36	Ca	485,727
1,984	IndyMac INDX Mortgage Loan Trust, Series 2007-AR7 2A1	2.383%	6/25/37	Ca	1,480,943
425	JP Morgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2006-A4	2.848%	6/25/36	Caa2	359,909
961	JP Morgan Alternative Loan Trust, Mortgage Pass-Through Certificates 2006-S4	5.960%	12/25/36	Ca	762,326
905	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-LDP8	5.480%	5/15/45	Baa1	902,292
286	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-S4 A5	6.000%	1/25/37	Caa3	237,817
1,290	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-S4 A8	0.819%	1/25/37	Caa3	765,648
990	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2011-C5	5.500%	8/15/46	Baa3	1,033,402
1,300	JP Morgan Chase Commercial Mortgage Securities Trust, Pass-Through Certificates Series 2006-LDP9	5.337%	5/15/47	Ba1	1,288,286
700	JP Morgan Chase Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-CB17 AM	5.464%	12/12/43	Ba2	677,150
1,250	JP Morgan Mortgage Acquisition Corporation, Asset-Backed Pass-Through Certificates, Series 2007-CH5	0.699%	5/25/37	B1	970,943
1,011	JP Morgan Mortgage Acquisition Trust, Series 2006-A6	2.782%	10/25/36	Caa2	880,037
800	LB UBS Commercial Mortgage Trust, Series 2006-C4	5.937%	6/15/38	Ba2	798,241
984	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2014-2	2.439%	12/01/21	N/R	969,059
1,375	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2015-2	2.434%	1/01/20	N/R	1,354,400
2,044	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2015-3	2.439%	3/01/20	N/R	1,997,135
1,059	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2015-4	2.434%	4/01/20	N/R	1,027,538
360	Marine Park CLO Limited, Series 2012-1A	4.168%	10/12/23	BBB	328,735
1,444	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-2	3.010%	8/25/36	Caa2	1,319,322
1,628	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-3	2.949%	6/25/37	D	1,351,333
1,100	ML_CFC Commercial Mortgage Trust, Pass-Through Certificates, Series 2007-8	5.875%	8/12/49	BB	1,100,830
2,176	Morgan Stanley Capital I Inc., Mortgage Pass-Through Certificates, Series 2006-HE1	0.729%	1/25/36	B2	1,932,009
1,230	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-HQ8	5.423%	3/12/44	Ba1	1,226,630
625	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates 2006-TOP21	5.326%	10/12/52	Baa1	583,621
440	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates 2006-TOP21	5.326%	10/12/52	Baa2	410,648
1,200	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-IQ14	5.600%	4/15/49	Ba2	1,194,403
1,150	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-TOP25	5.574%	11/12/49	B1	1,105,756
600	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2008-T29	6.275%	1/11/43	BB	576,104
206	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-3AR	3.003%	3/25/36	Caa3	163,535
1,529	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-13	6.000%	10/25/37	D	1,240,608
750	Mortgage Asset Securitization Transactions Inc., Adjustable Rate Mortgage Pass-Through Certificates, Series 2007-HF2	0.749%	9/25/37	B1	669,782
603	Mortgage IT Trust, Mortgage-Backed Notes, Series 2005-5	0.699%	12/25/35	BB+	536,737
360	Nationstar HECM Loan Trust, Series 2015-1A	7.021%	5/25/18	N/R	360,675
486	Nomura Asset Acceptance Corporation, Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2005-AP3	5.607%	8/25/35	Caa3	298,957
728	Opteum Mortgage Acceptance Corporation, Asset backed Pass-Through Certificates, Series 2006-1	0.739%	4/25/36	CCC	627,266

4	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Residential (continued)

$2,055	Renaissance Home Equity Loan Trust Asset Backed Certificates, Series 2007-3	7.238%	9/25/37	C	$1,147,702
1,087	Residential Accredit Loans Inc., Hybrid Adjustable Rate Mortgages, 2006-QA6	0.629%	7/25/36	Caa3	835,721
381	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 1006-QS10	0.739%	8/25/36	Caa3	230,588
1,764	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QA10 A31	3.777%	9/25/35	Caa3	1,439,890
969	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS1	5.750%	1/25/36	Caa3	836,250
627	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2007-QS2	6.250%	1/25/37	Caa3	494,873
888	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QA1	3.931%	1/25/36	Caa3	704,184
950	Residential Asset Mortgage Products Inc. Asset Backed Pass-Through Certificates, Series 2005-RS7	0.939%	7/25/35	A	868,899
2,255	Residential Asset Mortgage Products, Mortgage Asset-Backed Pass-Through Certificates, Series 2006-NC2	0.729%	2/25/36	Ba1	1,938,803
153	Residential Funding Mortgage Securities I Inc., Mortgage Pass-Through Certificates, Series 2005-SA4	3.004%	9/25/35	Caa1	141,574
332	Residential Funding Mortgage Securities I, Mortgage Pass-Through Certificates, Series 2007-SA2	3.398%	4/25/37	Caa2	279,356
1,434	Residential Funding Mortgage Securities I, Mortgage Pass-Through Certificates, Series 2007-SA2	3.398%	4/25/37	Caa2	1,205,142
1,349	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-1	2.726%	2/20/47	CC	1,142,034
291	Soundview Home Equity Loan Trust 2004-WMC1 M1	1.189%	1/25/35	B1	257,276
1,401	Structured Adjustable Rate Mortgage Loan Pass-Through Trust, Series 2007-6 2A1	0.629%	7/25/37	CCC	995,159
2,850	Structured Agency Credit Risk Debt Notes, 2013-DN2	4.689%	11/25/23	N/R	2,815,442
680	Structured Agency Credit Risk Debt Notes, Series 2015-DNA1	9.639%	10/25/27	N/R	709,090
1,315	Structured Agency Credit Risk Debt Notes, Series 2015-DNA2	7.989%	12/25/27	N/R	1,174,386
945	Structured Agency Credit Risk Debt Notes, Series 2015-DNA3	9.789%	4/25/28	N/R	870,618
615	Structured Agency Credit Risk Debt Notes, Series 2015-DNA3	3.289%	4/25/28	BBB–	619,145
1,077	Structured Agency Credit Risk Debt Notes, Series 2015-HQ2	8.389%	5/25/25	N/R	1,055,588
550	Structured Agency Credit Risk Notes, Series 2015-HQA1	9.239%	3/25/28	N/R	450,508
910	Structured Agency Credit Risk Notes, Series 2015-HQA1	3.089%	3/25/28	BBB–	908,861
950	Structured Agency Credit Risk Notes, Series 2015-HQA2	5.239%	5/25/28	B	915,069
350	Structured Agency Credit Risk Notes, Series 2015-HQA2	3.239%	5/25/28	BBB–	351,550
1,425	Structured Agency Credit Risk Notes, Series 2016-DNA1	3.339%	7/25/28	Baa3	1,435,808
625	Structured Agency Credit Risk Notes, Series 2016-HQA1	3.189%	9/25/28	BBB–	624,974
57	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-4	3.030%	10/25/37	Caa1	50,007
1,620	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-1	2.898%	2/25/37	D	1,384,199
685	Voya CLO Limited, Series 2012-3AR	4.578%	10/15/22	BBB	609,975
1,300	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C30	5.413%	12/15/43	B1	1,277,961
455	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C31	5.829%	4/15/47	B3	439,241
1,100	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C31	5.660%	4/15/47	Ba2	1,088,971
1,175	Wachovia Commercial Mortgage Trust, Pass-Through Certificates, Series 2005-C21, 144A	5.465%	10/15/44	B+	1,149,272
489	Washington Mutual Mortgage Pass-Through Certificates Trust 2006-AR14	2.191%	11/25/36	D	420,561
945	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17	1.170%	12/25/46	Caa3	727,717
407	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR	1.972%	1/25/37	D	340,006
375	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY6	2.233%	6/25/37	D	324,406
453	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2007-HY1	0.599%	2/25/37	Caa3	324,617

Nuveen Investments	5

JMT	Nuveen Mortgage Opportunity Term Fund 2
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Residential (continued)

$1,390	Washington Mutual Mortgage Securities Corporation, Pass-Through Certificates, Series 2006-AR	2.202%	12/25/36	D	$1,182,639
791	Washington Mutual Mortgage Securities Corporation. Mortgage Pass-Through Certificates, Series 2006-AR7	1.357%	7/25/46	Caa3	631,985
1,403	Wells Fargo Alternative Loan Trust, Mortgage Asset-Backed Pass-Through Certificates, Series 2007-PA1	6.000%	3/25/37	Caa3	1,255,367
803	Wells Fargo Alternative Loan Trust, Mortgage Asset-Backed Pass-Through Certificates Series 2007-PA6	2.769%	12/28/37	D	669,905
205	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-NXS1	4.104%	5/15/48	BBB–	152,926
720	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificates, Series 2007-AR8	2.814%	11/25/37	Caa2	631,891
763	Wells Fargo Mortgage Backed Securities, Collateralized Mortgage Obligation, Series 2007-AR7 A1	2.775%	12/28/37	Caa3	680,789
730	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2014-C20	3.986%	5/15/47	N/R	524,725
$210,557	Total Long-Term Investments (cost $153,661,899)				153,334,333

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 7.6% (5.4% of Total Investments)

	REPURCHASE AGREEMENTS – 3.6% (2.6% of Total Investments)

$4,075	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/16, repurchase price $4,074,748, collateralized by $4,015,000 U.S. Treasury Notes, 2.125%, due 5/15/25, value $4,160,544	0.030%	4/01/16	N/A	$4,074,745

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 4.0% (2.8% of Total Investments)

4,600	U.S. Treasury Bills	0.000%	4/14/16	AAA	4,599,811
$8,675	Total Short-Term Investments (cost $8,674,302)				8,674,556
	Total Investments (cost $162,336,201) – 141.6%				162,008,889
	Borrowings – (40.4)% (3), (4)				(46,200,000)
	Other Assets Less Liabilities – (1.2)%				(1,382,841)
	Net Assets – 100%				$114,426,048

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

6	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Mortgage-Backed Securities	$—	$153,334,333	$—	$153,334,333

Short-Term Investments:
Repurchase Agreements	—	4,074,745	—	4,074,745
U.S. Government and Agency Obligations	—	4,599,811	—	4,599,811
Total	$—	$162,008,889	$—	$162,008,889

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of market discount accretion on investments, recognition of unrealized gain or loss for tax (mark-to-market) on futures contracts and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2016, the cost of investments was $157,738,921.

Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2016, were as follows:

Gross unrealized:
Appreciation	$10,037,101
Depreciation	(5,767,133)
Net unrealized appreciation (depreciation) of investments	$4,269,968

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Borrowings as a percentage of Total Investments is 28.5%

(4)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(I/O)	Interest only security.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

N/A	Not applicable.

Nuveen Investments	7

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Mortgage Opportunity Term Fund 2

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 27, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 27, 2016